TAXATION (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Profits tax rate, description	the profits tax rate for the first HK$ 2 million of assessable profits was reduced to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations, while the remaining profits will continue to be taxed at the existing 16.5% tax rate.	the profits tax rate for the first HK$ 2 million of assessable profits was reduced to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations, while the remaining profits will continue to be taxed at the existing 16.5% tax rate.
Operating losses carryforwards	$ 6,431,663	$ 5,509,546
Valuation allowance	$ 220,792	$ 62,082